Employee future benefits (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Summary of net defined benefit liability asset

The change in the Company’s employee future benefit obligations is summarized as follows:

	Three months ended March 31, 2026			Year ended December 31, 2025
	Pension	Other
	benefit plans	benefit plans	Total	Total
	$	$	$	$
Change in plan liabilities
Balances – Beginning of the period	22,197	39	22,236	22,403
Current service cost	-	-	-	16
Interest cost	-	-	-	825
Actuarial loss (gain) from changes in financial assumptions	-	-	-	(1,916)
Benefits paid	-	-	-	(896)
Impact of foreign exchange rate changes	-	-	-	1,804
Deconsolidation of German subsidiaries	(22,197)	(39)	(22,236)	-
Balances – End of the period	-	-	-	22,236

Change in plan assets
Balances – Beginning of the period	11,251	-	11,251	10,669
Interest income from plan assets	-	-	-	396
Employer contributions	-	-	-	32
Employee contributions	-	-	-	7
Benefits paid	-	-	-	(311)
Remeasurement of plan assets	-	-	-	47
Unrecognized Asset due to Asset Ceiling	-	-	-	(631)
Impact of foreign exchange rate changes	-	-	-	1,042
Deconsolidation of German subsidiaries	(11,251)	-	(11,251)	-
Balances – End of the period	-	-	-	11,251

Net liability of the unfunded plans	-	-	-	10,984
Net liability of the funded plans	-	-	-	-
Net amount recognized as Employee future benefits	-	-	-	10,984

Amounts recognized:
In net loss	-	-	-	435
Actuarial gain (loss) on defined benefit plans in other comprehensive loss	-	-	-	1,960